SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Allowance for doubtful accounts	$ 0	$ 0
Property, Plant and Equipment, Estimated Useful Lives	five to ten years
Asset impairment	$ 0	$ 0